Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 27, 2024	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Member]
Generating gross proceeds					$ 175,000,000
Proceeds from sale of Private Placement Warrants			$ 6,631,250
Transaction costs		$ 11,028,226		11,028,226
Cash underwriting fee		3,500,000		3,500,000
Deferred underwriting fee		7,000,000		7,000,000
Other offering costs		$ 528,226		$ 528,226
Percentage of aggregate fair market value of assets		80.00%		80.00%
Ownership interest to be acquired on post-transaction company		50.00%		50.00%
Investments maximum maturity term	185 days
Percentage of aggregate common shares that may be redeemed without prior consent		15.00%		15.00%
Percentage of public shares required to repurchase if business combination is not completed within specific period		100.00%		100.00%
Period from closing of public offering to complete business combination		18 months		18 months
Closing of public offering from executed definitive agreement for initial business combination		24 months		24 months
Initial public offering for completion a business combination		18 months		18 months
Threshold number of business days to redeem public shares from combination period		10 days		10 days
Maximum net interest to pay dissolution expenses		$ 100,000		$ 100,000
Founder Shares [Member]
Description of Organization and Business Operations [Member]
Price per share (in Dollars per share)		$ 10.05		$ 10.05
Business Combination [Member]
Description of Organization and Business Operations [Member]
Price per share (in Dollars per share)		10.05		$ 10.05
Initial Public Offering [Member]
Description of Organization and Business Operations [Member]
Number of units issued (in Shares)	17,500,000
Price per share (in Dollars per share)	$ 10
Generating gross proceeds	$ 175,000,000
Private Placement [Member]
Description of Organization and Business Operations [Member]
Number of units issued (in Shares)	663,125			663,125
Price per share (in Dollars per share)	$ 10			$ 10
Generating gross proceeds	$ 175,875,000
Number of sale of shares (in Shares)	663,125			663,125
Proceeds from sale of Private Placement Warrants	$ 6,631,250			$ 6,631,250
Number of shares issued (in Shares)	260,000			260,000
Price per share (in Dollars per share)	$ 10.05
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Member]
Proceeds from sale of Private Placement Warrants	$ 175,000			$ 175,000
Number of shares issued (in Shares)	17,500			17,500
Private Placement [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Member]
Proceeds from sale of Private Placement Warrants	$ 4,225,000			$ 4,225,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Description of Organization and Business Operations [Member]
Proceeds from sale of Private Placement Warrants	$ 1,785,000			$ 1,785,000
Number of shares issued (in Shares)	178,500			178,500
Private Placement [Member] | Seaport Global Securities LLC [Member]
Description of Organization and Business Operations [Member]
Proceeds from sale of Private Placement Warrants	$ 446,250			$ 446,250
Number of shares issued (in Shares)	44,625			44,625
Public Shares [Member]
Description of Organization and Business Operations [Member]
Share price per share (in Dollars per share)		$ 10.05		$ 10.05
Restricted Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Member]
Number of shares issued (in Shares)	325,000			325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Member]
Proceeds from sale of Private Placement Warrants	$ 4,225,000			$ 4,225,000
Number of shares issued (in Shares)	325,000			325,000
Restricted Class A Ordinary Shares [Member] | Private Placement [Member]
Description of Organization and Business Operations [Member]
Number of shares issued (in Shares)	162,500			162,500